Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 29, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR	SUMMARY COMPEN-SATION TABLE TOTAL FOR PEO (1)	COMPEN-SATION ACTUALLY PAID TO PEO (1)(2)	SUMMARY COMPEN-SATION TABLE TOTAL FOR PEO 2 (1)(3)	COMPEN-SATION ACTUALLY PAID TO PEO 2 (1)(3)	AVERAGE SUMMARY COMPEN-SATION TABLE TOTAL FOR NON-PEO NEOS (4)(5)-	AVERAGE COMPEN-SATION ACTUALLY PAID TO NON-PEO NEOS (4)(5)	TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (7)	CROCE (%) (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,403,046	$2,548,311	$—	$—	$919,180	$484,003	$51.52	$141.49	$67,470,314	15.9%
2023	$3,762,729	$1,481,896	$—	$—	$1,189,765	$627,525	$55.30	$146.23	$104,864,641	17.2%
2022	$3,718,193	$3,338,519	$—	$—	$1,260,139	$1,183,597	$93.18	$144.89	$138,635,025	20.7%
2021	$3,493,117	$3,586,781	$—	$—	$934,244	$1,158,645	$86.36	$101.81	$3,322,892	11.6%
2020	$493,000	$486,970	$293,333	$(76,417)	$280,255	$98,100	$25.00	$61.84	$(253,411,828)	9.3%

Company Selected Measure Name			CROCE
Named Executive Officers, Footnote			Reflects the summary compensation table total compensation of (a) our current Chief Executive Officer, Paul D. McKinney, from his appointment on September 30, 2020 to present and (b) our former Chief Executive Officer, Kelly Hoffman, for prior periods.
Peer Group Issuers, Footnote			TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020 respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the S&P Oil and Gas Exploration and Production Select Industry Index (“SPSIOP”), which is the same peer group as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount			$ 3,403,046
PEO Actually Paid Compensation Amount			$ 2,548,311
Adjustment To PEO Compensation, Footnote

PEO 1 (MR. McKINNEY)
FISCAL YEAR	2024
Summary Compensation Table Total	$3,403,046
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,946,712)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,496,991
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(268,989)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(136,025)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	$2,548,311

Non-PEO NEO Average Total Compensation Amount			$ 919,180	$ 1,189,765	$ 1,260,139	$ 934,244	$ 280,255
Non-PEO NEO Average Compensation Actually Paid Amount			$ 484,003	627,525	1,183,597	1,158,645	98,100
Adjustment to Non-PEO NEO Compensation Footnote

NON-PEO NEOs
FISCAL YEAR	2024
Summary Compensation Table Total	$919,180
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(441,040)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	200,631
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(21,821)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(11,276)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(161,671)
Compensation Actually Paid	$484,003

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TOTAL SHAREHOLDER RETURN (TSR)	NET BOE PRODUCTION (SALES)
CASH RETURN ON CAPITAL EMPLOYED (CROCE)	NET LIFTING COSTS

Total Shareholder Return Amount			$ 51.52	55.30	93.18	86.36	25.00
Peer Group Total Shareholder Return Amount			141.49	146.23	144.89	101.81	61.84
Net Income (Loss)			$ 67,470,314	$ 104,864,641	$ 138,635,025	$ 3,322,892	$ (253,411,828)
Company Selected Measure Amount			0.159	0.172	0.207	0.116	0.093
PEO Name	Paul D. McKinney	Kelly Hoffman	Paul D. McKinney	Paul D. McKinney	Paul D. McKinney	Paul D. McKinney
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. McKinney (subsequent to September 30, 2020) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McKinney during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McKinney’s total compensation for 2024 to determine the compensation actually paid:The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Hoffman (prior to September 30, 2020) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hoffman during 2020. The non-PEO NEOs included in this column are:

YEAR	NON-PEO NEOs
2024	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks, Alexander Dyes, Phillip B. Feiner, and Shawn Young
2023	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks and Alexander Dyes
2022	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks and Alexander Dyes
2021	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks, Alexander Dyes and William D. Broaddrick
2020	William D. Broaddrick, Stephen D. Brooks, David A. Fowler and Daniel D. Wilson
			The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s NEOs as a group (excluding Mr. McKinney and Mr. Hoffman, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. McKinney) for 2024 to determine the compensation actually paid using the same methodology described above in footnotes (2) and (3): Reflects “Net Income” in the Company’s Statements of Operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name			TOTAL SHAREHOLDER RETURN (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name			CASH RETURN ON CAPITAL EMPLOYED (CROCE)
Non-GAAP Measure Description			The Company calculates “CROCE,” or Cash Return on Capital Employed, by dividing the Company's net cash provided by operating activities from its Statements of Cash Flows, excluding changes in working capital (referred to as Adjusted Cash Flows From Operations, or "ACFFO"), by the Company's average total debt and stockholders' equity for each calendar year, with average total debt and stockholders' equity being based on the simple average of such values as of the first and last day of the applicable calendar year. See Appendix A for additional information regarding non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the nearest comparable GAAP financial measures.
Measure:: 3
Pay vs Performance Disclosure
Name			NET BOE PRODUCTION (SALES)
Measure:: 4
Pay vs Performance Disclosure
Name			NET LIFTING COSTS
Paul D. McKinney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,403,046	$ 3,762,729	$ 3,718,193	$ 3,493,117	$ 493,000
PEO Actually Paid Compensation Amount			2,548,311	1,481,896	3,338,519	3,586,781	486,970
Kelly Hoffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	293,333
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 0	$ (76,417)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,946,712)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,496,991
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(268,989)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(136,025)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(441,040)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			200,631
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,821)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,276)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (161,671)